SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES (Details)	9 Months Ended
Sep. 30, 2024 $ / shares
Fair Value Disclosures [Abstract]
Term Remaining	2 months 12 days
Price of warrant	$ 12.21
Risk-Free Rate	0.0477